S000093934 [Member] Expense Example - AB International Growth ETF - AB International Growth ETF	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	$ 176